Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

16.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through December 14, 2021, which is the date the condensed consolidated financial statements were available to be issued, and has determined that subsequent events requiring additional disclosure in the condensed consolidated financial statements are disclosed below and throughout the Notes to the condensed consolidated financial statements.

1.	On November 28, 2021, Seven Oaks entered into an agreement (the “Forward Purchase Agreement”) with ACM ARRT VII D LLC (“ACM”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, ACM purchased approximately 6.5 million shares of Seven Oaks’ Class A common stock and, one business day following the Closing, Seven Oaks paid out to ACM an amount (the “Prepayment Amount”) equal to the redemption price per share multiplied by the number of subject shares on the date of prepayment. The Prepayment Amount of
$65,062,414 was paid out of the funds held in Seven Oaks’ trust account and will be held in a trust account for the benefit of ACM until the Forward Purchase Agreement has matured after 24 months. At any time, and from time to time, after the Closing, ACM may sell its shares at its sole discretion in one or more transactions, publicly or privately, and, in connection with such sales, terminate the Forward Purchase Transaction in whole or in part in an amount corresponding to the number of shares sold (the “Terminated Shares”). On the settlement date of any such early termination, ACM will pay to the Company a pro rata portion of the Prepayment Amount. The Company will not have access to the Prepayment Amount immediately following the Closing and, depending on the manner in which the Forward Purchase Transaction is settled, may never have access to the Prepayment Amount.
2.	On December 9, 2021, the Company acquired substantially all of the assets and operations of MaxDelivery, one of New York City’s first on-demand grocery delivery businesses. The acquisition is expected to broaden the Company’s capabilities in micro dark-store fulfillment and rapid on-demand grocery delivery. At the time of the acquisition, the Company paid $4,000,000 in cash consideration. In addition, $3,000,000 in equity consideration is due within 90 days of close, and the transaction terms also included future earnout potential. At the time of issuance of these consolidated financial statements, the Company was still determining the initial accounting treatment of this transaction.
3.	On December 8, 2021, the Company completed the Business Combination, was renamed “Boxed, Inc.” and is referred to herein as “New Boxed” following the Closing. In connection with the Closing, each share of Seven Oaks Class B common stock was converted into one share of Seven Oaks Class A common stock , and each share of Seven Oaks Class A common stock that was issued and outstanding as of immediately prior to the effective time of the first merger of the Business Combination (the “Effective Time”) was converted into one share of New Boxed common stock.

In connection with the Business Combination, at the Effective Time, (i) each share of Old Boxed Series A preferred stock, Old Boxed Series B preferred Stock, Old Boxed Series C preferred Stock, Old Boxed Series D preferred stock, and Old Boxed Series E preferred stock (collectively, the “Old Boxed Preferred Stock”) and Old Boxed common stock that was issued and outstanding immediately prior to the Effective time became the right to receive the number of shares of New Boxed common stock based on the exchange ratio applicable to each security (ii) each option to purchase shares of Old Boxed common stock, whether or not then vested or exercisable, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by New Boxed and automatically became an option to purchase a number of shares of New Boxed common stock with the same terms and conditions as applied to the Old Boxed option immediately prior to the effective Time, provided that the number of shares underlying such New Boxed option was determined by multiplying the number of shares of Old Boxed common stock subject to such Old Boxed option immediately prior to the Effective Time by dividing the per share merger consideration by $10.00 (the product being the “Exchange Ratio”), which was rounded down to the nearest whole number of shares, and the per share exercise price of such New Boxed option was determined by dividing the exercise price per share of Old Boxed common stock applicable to such Old Boxed option immediately prior to the Effective Time by the Exchange Ratio, which quotient was rounded up to the nearest whole dollar; and (iii) each warrant to purchase shares of Old Boxed’s capital stock that was issued and outstanding immediately prior to the Effective Time was exercised in full on a cash or cashless basis or terminated without exercise.

A total of 18,098,335 shares of Seven Oaks Class A common stock were presented for redemption in connection with the Business Combination (the "Redemptions"). As a result, there were approximately $77,784,265 remaining in Seven Oaks' trust account, following redemptions. On December 9, 2021, pursuant to the Forward Purchase Agreement, an aggregate amount of approximately $65,765,390 was paid from Seven Oaks' trust account to ACM, and the remaining balance immediately prior to the Closing of approximately $12,018,875 remained in the trust account. The remaining balance in the trust account was used to fund the Business Combination.

Concurrently with the execution of the Business Combination Agreement, Seven Oaks entered into the Subscription Agreements with the PIPE Investors, for total PIPE Investment of $120,000,000, comprised of $32,500,000 in equity and $87,500,000 in convertible notes. On December 8, 2021, upon the Closing, the Company consummated the PIPE Investment. Combined with the $120,000,000 in gross proceeds from the PIPE Investment, there was approximately $150,234,505 of cash proceeds received by the combined company from the transaction, of which, immediately following the Closing, approximately $65,765,390 became subject to settlement under the Forward Purchase Transaction, after deducting transaction fees and expenses. The convertible notes will be convertible, at the election of New Boxed, for shares of New Boxed, cash or a combination of cash and such shares, based on a conversion price of $12.00 per share in accordance with the terms. The convertible notes will bear interest at a rate of 7.00% per annum and mature in five years.

Seven Oaks' units, Class A common stock and public warrants were publicly traded on the Nasdaq Capital Market ("Nasdaq") under the symbols SVOKU, SVOK, and SVOKW, respectively, through December 8, 2021. Upon the Closing, starting on December 9, 2021, New Boxed common stock and public warrants were listed on the New York Stock Exchange ("NYSE") under the symbols BOXD and BOXD WS, respectively. New Boxed does not have units traded following the Closing.

The Business Combination will be accounted for as a reverse capitalization in accordance with U.S. GAAP. Under this method of accounting, Seven Oaks will be treated as the “acquired” company for accounting purposes and the financial statements of the post-combination company will represent a continuation of the financial statements of Old Boxed with the acquisition being treated as the equivalent of Old Boxed issuing stock for the net assets of Seven Oaks, accompanied by a recapitalization. The net assets of Seven Oaks will be stated as historical cost, with no goodwill or other intangible assets recorded.

15.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through July 19, 2021, which is the date the consolidated financial statements were available to be issued. The Company did not have any subsequent events that required recognition or disclosure in the consolidated financial statements for the year ended December 31, 2020 except as noted below:

1.On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”) to license its e-commerce platform through a software licensing arrangement. AEON is a Series D-1 shareholder and related party. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided include implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration. Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300,000 to implementation services specific to AEON, $4,500,000 to the implementation services specific to AEON Malaysia, and $20,000 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable, and consists of sales and usage based royalties. Yuki Habu, who is a director of Boxed and is expected to be a director of the post-combination company following the consummation of the Business Combination, is affiliated with AEON.
2.On June 13, 2021, the Company entered into a definitive agreement with a wholly owned subsidiary of Seven Oaks Acquisition Corp, a special purpose acquisition company. The Company’s existing shareholders will retain 100% of their equity, which converts to over 62% ownership of the outstanding shares of New Boxed at closing, under both a no redemption and maximum redemption scenario by Seven Oaks Acquisition Corp.’s public stockholders. The remaining outstanding shares of New Boxed will be held by Seven Oaks Acquisition Corp’s public stockholders, Seven Oaks Acquisition Corp. (including the Seven Oaks Foundation), and Subscribers in the PIPE transaction to be consummated substantially simultaneously with the Business Combination. The transaction is expected to be completed during the fourth quarter of 2021. However, there can be no assurance as to when or if the closing of the closing of the proposed transaction will occur. Post-Combination, the Company will be renamed Boxed.
3.On June 13, 2021, the Company executed a Master Subscription Agreement with Palantir Technologies Inc. (“Palantir”) under which it will pay $20,000,000 over five years for access to Palantir’s Foundry software platform and related services for advanced data management and analytics to be used for the Company’s strategic initiatives. Upon closing of the Business Combination, $15,000,000 of the $20,000,000 will be billed and due to be paid. Should the Business Combination not be consummated, the Company has the option of terminating the agreement and no further commitments are required. In exchange for this agreement, Palantir agreed to purchase, and the Company agreed to sell to Palantir, an aggregate of 2,000,000 shares of Class A Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $20,000,000, in a private placement.

Seven Oaks Acquisition Corp
Subsequent Events

Note 12 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through June 3, 2021, the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.